Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

The Company entered into a subscription agreement on October 4, 2023 to cover working capital expenses of $650,000 prior to the closing of the business combination. In connection with the consideration received, the Company will issue 0.9 shares of Class A common stock for each dollar contributed by the investor’s capital contribution.

On October 4, 2023 the Company entered into an agreement with it’s Sponsor to facilitate the Company’s fundraising efforts. Pursuant to the agreement, the Sponsor agreed to forfeit for cancellation 585,000 Class B ordinary shares with a par value of $0.0001 in connection with the closing of the Business Combination. Following the closing of the Business Combination, the number of shares of Common Stock equal to the number of default shares, if any, by the surviving entity to Polar Multi-Strategy Master Fund, a Cayman Islands exempted entity, in accordance with the subscription agreement.

On October 13, 2023, the Company received approval of the Merger Agreement from a majority shareholder vote.

The Company entered into a private placement subscription agreement for newly issued shares of common stock with a par value of $0.0001 per share, noting an aggregate purchase price of $3,500,000. The investor will close on the initial shares of 50,000 on the same date of the business combination and will close on additional shares up to an aggregate price of $3,000,000 within two years subsequent to the business combination closing.

On October 16, 2023, PCCT and Jefferies LLC (“Jefferies”) entered into the second amendment (the “Second Underwriting Agreement Amendment”) to that certain underwriting agreement (as amended, the “Underwriting Agreement”), dated October 27, 2021 and first amended as of March 23, 2023, by and between PCCT and Jefferies, as representative of the several underwriters listed on Schedule A thereto (the “IPO Underwriters”). Pursuant to the Second Underwriting Agreement Amendment, PCCT and Jefferies agreed, among other things, that upon the closing of the Business Combination (the “Closing), $1,500,000 (the “Closing Deferred Cash Obligation”) of the deferred underwriting discount of $5,635,000 (the “Deferred Discount”) will be due and payable in cash to Jefferies, individually and not as representative and for the accounts of the IPO Underwriters, thereby reducing the amount of the Closing Deferred Cash Obligation from $2,000,000 to $1,500,000, with the remaining $4,135,000 of the Deferred Discount (the “Deferred Cash Obligation”) being due and payable to Jefferies, individually and not as representative and for the account of the IPO Underwriters no later than twenty-four (24) months following the Closing, thereby extending the date on which payment of the Deferred Cash Obligation is due from eighteen (18) months to twenty-four (24) months.

On October 18, 2023, PCCT and Jefferies entered into the third amendment (the “Third Underwriting Agreement Amendment”) to the Underwriting Agreement. Pursuant to the Third Underwriting Agreement Amendment, PCCT and Jefferies agreed that the Closing Deferred Cash Obligation will be due and payable to Jefferies no later than six (6) months following the Closing. However, if the Company raises $10.0 million in additional capital (whether debt or equity), excluding certain transactions set forth on the schedules thereto, following the Closing and before the six-month anniversary of the Closing, the Company must pay the Closing Deferred Cash Obligation simultaneously with the closing of such additional capital raise.

On October 16, 2023, PCCT and Polar Multi-Strategy Master Fund, a Cayman Islands exempted entity (“Polar”), entered into an agreement, which was subsequently amended on October 26, 2023 (as amended, the “Polar Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction. Pursuant to the terms of the Polar Forward Purchase Agreement, Polar purchased 206,000 class A ordinary shares, par value $0.0001 per share, of PCCT (“PCCT Class A Ordinary Shares”) from holders (other than PCCT or its affiliates) who elected to redeem such shares in connection with the Business Combination. Purchases by Polar were made through brokers in the open market after the redemption deadline in connection with the Business Combination at a price no higher than the redemption price to be paid by PCCT in connection with the Business Combination (the “Polar Initial Price”). The Shares purchased by Polar, other than the Share Consideration Shares (as defined below) are referred to herein as the “Polar Recycled Shares.”

The Polar Forward Purchase Agreement provides that not later than one local business day following the Closing (the “Polar Prepayment Date”), PCCT will transfer to an account designated in writing by Polar, out of funds held in the Trust Account, a cash amount (the “Polar Prepayment Amount”) equal to the product of the number of Recycled Shares and the Polar Initial Price, less an amount equal to 1% of the product of the number of Recycled Shares and the Polar Initial Price (the “Polar Shortfall Amount”). In addition to the Polar Prepayment Amount, PCCT shall pay directly from the Trust Account on the Polar Prepayment Date, an amount equal to the product of 45,000 PCCT Class A Ordinary Shares (the “Share Consideration Shares”) and the Polar Initial Price. Polar has agreed to waive any redemption rights in connection with the Business Combination with respect to the Polar Recycled Shares. Such waiver may reduce the number of PCCT Class A Ordinary Shares redeemed in connection with the Business Combination, which reduction could alter the perception of the potential strength of the Business Combination.

From time to time following the Closing and prior to the earliest to occur of (a) the first anniversary of the Closing (or, upon the mutual written agreement of PCCT and Polar, eighteen (18) months following the Closing) and (b) the date specified by Polar in a written notice to be delivered to PCCT at Polar’s discretion after the occurrence of a Seller Price

Trigger Event, a Delisting Event or a Registration Failure (each as defined in the Polar Forward Purchase Agreement) (in each case, the “Polar Maturity Date”), Polar may, in its sole discretion, sell some or all of the Polar Recycled Shares. On the last trading day of each calendar month following the Business Combination, in the event that Polar has sold any Polar Recycled Shares (other than sales to recover the Polar Shortfall Amount), PCCT will be entitled to an amount equal to the product of the number of Polar Recycled Shares sold multiplied by the Polar Reset Price and Polar will be entitled to an amount equal to the excess of the Polar Initial Price over the Reset Price for each sold Polar Recycled Share. The “Polar Reset Price” shall be set on the first scheduled trading day of each month, commencing with the first calendar month following the Closing, to be the lowest of the (b) Polar Initial Price and (c) volume weighted average price of the Company Common Stock during the last ten (10) trading days during the prior calendar month, but not lower than $7.50; provided that to the extent that PCCT offers and sells any Company Common Stock or securities convertible into Company Common Stock at a price lower than the existing Reset Price, the Reset Price shall be modified to equal such reduced price.

As previously disclosed on March 27, 2023 and April 12, 2023, respectively, PCCT issued to Perception Capital Partners II LLC (the “Sponsor”) a convertible promissory note, dated as of January 10, 2023 and effective as of December 7, 2022 (the “Working Capital Note”) and an amended and restated convertible promissory note dated as of April 10, 2023 (the “Second Extension Note”).

On October 17, 2023, PCCT and the Sponsor amended and restated the Working Capital Note (the “A&R Working Capital Note”) to, among other things, extend the date by which the unpaid principal balance thereunder becomes due and payable by the Company to the Sponsor (the “Maturity Date”) to the later of (i) the date by which PCCT must complete an initial business combination and (ii) a date that is one hundred eighty (180) days following the consummation of an initial business combination.

On October 17, 2023, PCCT and the Sponsor amended and restated the A&R Extension Note (the “Second A&R Extension Note”), to (A) extend the date by which the unpaid principal balance thereunder becomes due and payable by the Company to the Sponsor (the “Maturity Date”) to the later of (i) the date by which PCCT must complete an initial business combination and (ii) a date that is one year following the consummation of an initial business combination, and (B) allow the Company to convert up to $1,200,000 of the unpaid principal amount outstanding under the Second A&R Extension Note into a number of shares of Company Common Stock calculated based on a 10-day volume weighted average price of the Company Common Stock over a period ending on the day the Company provides the Sponsor notice of such conversion.

On October 19, 2023 the Company consummated the previously announced business combination of pursuant to the Merger Agreement dated January 16, 2023 by and among the Company, Merger Sub, and Spectaire.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 3, 2023, February 1, 2023, and March 1, 2023, the Company drew down an additional $98,316 on the extension loan, $294,947 in total (see Note 5).

On January 16, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Perception Spectaire Merger Sub Corp., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Spectaire Inc., a Delaware corporation (“Spectaire”). Details regarding the merger can be found in the Company’s January 18, 2023 Form 8-K filing. The purchase price allocation has not yet been completed. The Company will provide the purchase price allocation and pro forma operating results of the company in its Form 10-Q for the period of March 31, 2023.

On February 28, 2023, March 6, 2023 and March 22, 2023, the Company drew down an additional $225,000, $150,000 and $50,000, respectively on the working capital loan (see Note 5).

On March 23, 2023, the Company and Jefferies, as representative of the IPO Underwriters, entered into the pursuant to that certain first amendment agreement to the underwriting agreement between Jefferies, as representative of the IPO Underwriters, and the Company, pursuant to which the Company and Jefferies agreed that the deferred underwriting discount will be payable only to Jefferies, individually and not as representative and for the accounts of the IPO Underwriters, after such other IPO Underwriters waived or indicated to PCCT they will waive their entitlement to the payment of any deferred underwriting discount, thereby reducing the amount of such deferred underwriting discount to $5,635,000 (the “Deferred Discount”) to be paid as follows: (a) if there is at least $25,000,000 of (i) available funds in the Trust Account, plus (ii) amounts received by the Company in connection with equity purchase agreements prior to or substantially concurrently with the Closing, minus (iii) amounts payable in connection with the Redemption, minus (iv) amounts payable pursuant to the Forward Purchase Agreement, minus (v) all fees incurred by the Company and Spectaire for outside advisors in connection with the Business Combination (the “Closing Surviving Corporation

Cash”), the Deferred Discount will be due to Jefferies at the Closing; and (b) if there is less than $25,000,000 of the Closing Surviving Corporation Cash, $2,000,000 of the Deferred Discount will be due to Jefferies at the Closing, with the remaining $3,635,000 (the “Deferred Cash Obligation”) being due to Jefferies no later than eighteen months following the Closing. For the avoidance of doubt, the Deferred Discount is payable solely to Jefferies and not the other IPO Underwriters, which have waived or indicated to PCCT that they will waive their entitlement to the payment of any deferred underwriting discount. The Company may, at its sole discretion, elect to pay all or any of the Deferred Cash Obligation in shares of NewCo Common Stock (the “Deferred Stock Payment Shares”); provided that, the Company will provide Jefferies with written notice of its election to deliver the Deferred Cash Obligation as the Deferred Stock Payment Shares no earlier than sixty (60) calendar days following the Closing but no later than two business days prior to the delivery of the Deferred Stock Payment Shares. Jefferies is entitled to customary shelf registration rights with respect to the Deferred Stock Payment Shares. the Company has agreed to file a shelf registration statement to register the Deferred Stock Payment Shares within fifteen business days of their delivery.

In connection with the business combination, the Company also entered into an agreement (the “Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”) with the Seller. Pursuant to the terms of the Forward Purchase Agreement, the Seller intends, but is not obligated, to purchase up to a maximum of 2,457,892 of Perception’s Class A Ordinary Shares from holders (other than Perception or its affiliates) who have elected to redeem such shares in connection with the Business Combination. Purchases by Seller will be made through brokers in the open market after the redemption deadline in connection with the Business Combination.

Following the Closing, and as additional consideration for the Merger, after the occurrence of certain Triggering Events, Acquiror shall issue or cause to be issued to the Eligible Company Equityholders 7,500,000 shares of Acquiror Common Stock (which shall be equitably adjusted for stock splits, reverse stock splits, stock dividends, reorganizations, recapitalizations, reclassifications, combinations, exchanges of shares or other like changes or transactions with respect to Domesticated Acquiror Common Stock occurring on or after the Closing) (such shares, the “Earnout Shares”), upon the terms and subject to the conditions set forth in the Agreement. The Triggering events are (i) the date on which the volume-weighted average closing sale price of one share of Acquiror Common Stock quoted on the Nasdaq Capital Market is greater than or equal to $15.00 for any twenty trading days within any thirty consecutive trading day period within the earnout period, (ii) the date on which the volume-weighted average closing sale price of one share of Acquiror Common Stock quoted on the Nasdaq Capital Market is greater than or equal to $20.00 for any twenty trading days within any thirty consecutive trading day period within the earnout period, or (iii) the date on which the volume-weighted average closing sale price of one share of Acquiror Common Stock quoted on the Nasdaq Capital Market is greater than or equal to $25.00 for any twenty trading days within any thirty consecutive trading day period within the earnout period. The earnout period is the time period between the Closing Date and the five-year anniversary of the Closing Date.